STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION	12 Months Ended
Sep. 30, 2021
Statement Of Compliance And Basis Of Preparation [Abstract]
STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION [Text Block]

2. STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION

These consolidated financial statements were authorized for issue on December 24, 2021 by the directors of the Company.

Statement of compliance

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards ("IFRS") issued by the International Accounting Standards Board ("IASB") and Interpretations of the International Financial Reporting Interpretations Committee ("IFRIC"). The principal accounting policies applied in the preparation of these financial statements are set out below.

Basis of preparation

Depending on the applicable IFRS requirements, the measurement basis used in the preparation of these financial statements is cost, net realizable value, fair value or recoverable amount. These financial statements, except for the statement of cash flows, are based on the accrual basis.